UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$241,062,068
Cash	96,039
Collateral for securities loaned	78,157,135
Dividends receivable	258,385
Subscriptions receivable	380,842

Total assets	319,954,469

LIABILITIES:
Due to investment adviser	130,270
Payable upon return of securities loaned	78,157,135
Redemptions payable	933,016
Payable for investments purchased	40,910
Variation margin on futures contracts	57,600

Total liabilities	79,318,931

NET ASSETS	$240,635,538

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,698,671
Additional paid-in capital	235,305,411
Net unrealized depreciation on investments and futures contracts	(12,044,978)
Undistributed net investment income	109,356
Accumulated net realized gain on investments and futures contracts	14,567,078

NET ASSETS	$240,635,538

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$8.92

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	26,986,709

(1) Cost of investments in securities:	$252,876,946

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008
UNAUDITED

INVESTMENT INCOME:
Interest	$59,402
Income from securities lending	201,972
Dividends	1,580,566

Total income	1,841,940

EXPENSES:
Management fees	741,405

NET INVESTMENT INCOME	1,100,535

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	11,223,748
Net realized loss on futures contracts	(29,314)
Change in net unrealized depreciation on investments	(31,125,422)
Change in net unrealized appreciation on futures contracts	(343,480)

Net realized and unrealized loss on investments and futures contracts	(20,274,468)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,173,933)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,100,535		$2,181,718
Net realized gain on investments	11,223,748		25,370,675
Net realized loss on futures contracts	(29,314)		(71,008)
Change in net unrealized appreciation (depreciation) on investments	(31,125,422)		(29,542,913)
Change in net unrealized depreciation on futures contracts	(343,480)		131,261

Net decrease in net assets resulting from operations	(19,173,933)		(1,930,267)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(991,179)		(1,800,371)
From net realized gains			(23,140,267)

Total distributions	(991,179)		(24,940,638)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	65,853,064		160,688,944
Reinvestment of distributions	991,179		24,940,638
Redemptions of shares	(68,860,475)		(158,071,644)

Net increase (decrease) in net assets resulting from share transactions	(2,016,232)		27,557,938

Total increase (decrease) in net assets	(22,181,344)		687,033

NET ASSETS:
Beginning of period	262,816,882		262,129,849

End of period (1)	$240,635,538		$262,816,882

OTHER INFORMATION:

SHARES:
Sold	7,198,531		14,449,321
Issued in reinvestment of distributions	106,578		2,568,235
Redeemed	(7,546,399)		(14,223,039)

Net increase (decrease)	(241,290)		2,794,517

(1) Including undistributed net investment income	$109,356	$

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,

	June 30, 2008		2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$9.65		$10.73	$10.29	$10.15	$8.63	$6.26

Income from Investment Operations

Net investment income	0.04		0.07	0.05	0.06	0.03	0.01
Net realized and unrealized gain (loss)	(0.73)		(0.16)	1.43	0.66	1.81	2.37

Total Income (Loss) From Investment Operations	(0.69)		(0.09)	1.48	0.72	1.84	2.38

Less Distributions

From net investment income	(0.04)		(0.07)	(0.05)	(0.06)	(0.03)	(0.01)
From net realized gains			(0.92)	(0.99)	(0.52)	(0.29)

Total Distributions	(0.04)		(0.99)	(1.04)	(0.58)	(0.32)	(0.01)

Net Asset Value, End of Period	$8.92		$9.65	$10.73	$10.29	$10.15	$8.63

Total Return	(7.20	%) ◆	(0.82%)	14.57%	7.06%	21.78%	38.11%

Net Assets, End of Period ($000)	$240,636		$262,817	$262,130	$221,263	$186,894	$130,870

Ratio of Expenses to Average Net Assets	0.60	% *	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	0.89	% *	0.76%	0.52%	0.60%	0.39%	0.31%

Portfolio Turnover Rate	14.43	% ◆	27.54%	28.14%	21.74%	20.85%	88.78%

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2008
UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.39%
19,807	AAR Corp * †	267,989
6,431	Applied Signal Technology Inc	87,847
13,475	Ceradyne Inc * †	462,192
7,926	Cubic Corp *	176,591
22,886	Curtiss-Wright Corp *	1,023,920
15,093	Esterline Technologies Corp †	743,481
29,153	GenCorp Inc * †	208,735
21,800	Moog Inc †	811,832
29,928	Orbital Sciences Corp †	705,104
18,126	Teledyne Technologies Inc †	884,368
8,458	Triumph Group Inc *	398,372
		$5,770,431

AIR FREIGHT --- 0.21%
14,749	Forward Air Corp *	510,315
		$510,315

AIRLINES --- 0.16%
29,836	SkyWest Inc	377,425
		$377,425

AUTO PARTS & EQUIPMENT --- 0.36%
10,860	ATC Technology Corp * †	252,821
9,306	Drew Industries Inc * †	148,431
7,072	Midas Inc * †	95,472
16,575	Spartan Motors Inc *	123,815
6,191	Standard Motor Products Inc *	50,518
11,850	Superior Industries International Inc *	200,028
		$871,085

AUTOMOBILES --- 0.14%
38,999	Fleetwood Enterprises Inc * †	102,177
8,300	Lithia Motors Inc *	40,836
15,243	Monaco Coach Corp *	46,339
14,859	Winnebago Industries Inc *	151,413
		$340,765

BANKS --- 4.49%
19,688	Boston Private Financial Holdings Inc *	111,631
14,360	Cascade Bancorp *	110,572
14,675	Central Pacific Financial Corp *	156,435
9,250	Columbia Banking System Inc	178,802
15,297	Community Bank System Inc *	315,424
16,316	Corus Bankshares Inc *	67,875
32,445	East West Bancorp Inc *	229,062
38,795	First BanCorp *	245,960
32,560	First Commonwealth Financial Corp *	303,785
15,715	First Financial Bancorp *	144,578
24,841	First Midwest Bancorp Inc *	463,285
21,149	Frontier Financial Corp *	180,189
27,595	Glacier Bancorp Inc *	441,244
12,359	Hancock Holding Co *	485,585
19,716	Hanmi Financial Corp *	102,720
10,244	Independent Bank Corp *	40,976
9,703	Irwin Financial Corp *	26,101
11,141	Nara Bancorp Inc *	119,543
40,647	National Penn Bancshares Inc *	539,792
33,861	Old National Bancorp *	482,858
14,386	PrivateBancorp Inc *	437,047
19,709	Prosperity Bancshares Inc *	526,822
16,948	Provident Bankshares Corp *	108,128
15,224	Signature Bank * †	392,170
37,212	South Financial Group Inc *	145,871
9,201	Sterling Bancorp NY *	109,952
37,396	Sterling Bancshares Inc *	339,930
26,537	Sterling Financial Corp *	109,863
43,967	Susquehanna Bancshares Inc *	601,908
38,705	TrustCo Bank Corp NY *	287,191
56,256	UCBH Holdings Inc *	126,576
18,215	UMB Financial Corp *	933,883
30,723	Umpqua Holdings Corp *	372,670
19,691	United Bankshares Inc *	451,908
20,190	United Community Banks Inc *	172,221
32,802	Whitney Holding Corp *	600,277
9,010	Wilshire Bancorp Inc *	77,216
12,075	Wintrust Financial Corp *	287,989
		$10,828,039

BIOTECHNOLOGY --- 1.54%
17,710	ArQule Inc †	57,558
14,870	Cambrex Corp †	87,287
9,368	Dionex Corp * †	621,754
16,173	Enzo Biochem Inc * †	181,461
6,622	Kendle International Inc * †	240,577
16,884	Martek Biosciences Corp * †	569,160
28,950	PAREXEL International Corp †	761,674
9,878	PharmaNet Development Group Inc * †	155,776
31,960	Regeneron Pharmaceuticals Inc * †	461,502
22,746	Savient Pharmaceuticals Inc * †	575,474
		$3,712,223

BROADCAST/MEDIA --- 0.04%
6,696	4Kids Entertainment Inc †	49,617
41,489	Radio One Inc †	53,521
		$103,138

BUILDING MATERIALS --- 1.61%
14,697	Apogee Enterprises Inc *	237,504
15,308	Gibraltar Industries Inc	244,469
13,453	Griffon Corp * †	117,848
21,474	Headwaters Inc * †	252,749
28,961	Lennox International Inc	838,711
10,038	NCI Building Systems Inc * †	368,696
19,075	Quanex Building Products Corp *	283,454
19,129	Simpson Manufacturing Co Inc *	454,122
14,046	Texas Industries Inc *	788,402
9,692	Universal Forest Products Inc	290,372
		$3,876,327

CHEMICALS --- 1.36%
13,861	A Schulman Inc	319,219
12,716	Arch Chemicals Inc *	421,535
17,632	Georgia Gulf Corp *	51,133
27,036	HB Fuller Co *	606,688
6,156	Material Sciences Corp †	49,863
7,047	NewMarket Corp *	466,723
15,617	OM Group Inc * †	512,081
21,829	Omnova Solutions Inc †	60,685
5,741	Penford Corp	85,426
47,704	PolyOne Corp * †	332,497
5,256	Quaker Chemical Corp *	140,125
21,290	Tronox Inc	64,296
10,688	Zep Inc	159,037
		$3,269,308

COMMUNICATIONS - EQUIPMENT --- 1.33%
62,909	Arris Group Inc * †	531,581
6,045	Bel Fuse Inc Class B	149,372
8,956	Black Box Corp	243,514
19,537	Blue Coat Systems Inc †	275,667
12,411	Comtech Telecommunications Corp * †	608,139
13,174	Digi International Inc †	103,416
13,332	Ditech Networks Inc †	28,664
48,133	Harmonic Inc †	457,745
18,070	NETGEAR Inc * †	250,450
15,026	Network Equipment Technologies Inc * †	53,342
10,663	PC-Tel Inc	102,258
23,514	SymmetriCom Inc †	90,294
6,729	Tollgrade Communications Inc †	30,213
13,562	ViaSat Inc †	274,088
		$3,198,743

COMPUTER HARDWARE & SYSTEMS --- 0.61%
61,883	Adaptec Inc †	198,026
16,082	Avid Technology Inc * †	273,233
12,057	Hutchinson Technology Inc * †	162,046
16,202	Novatel Wireless Inc * †	180,328
29,496	Secure Computing Corp †	122,113
15,550	Smith Micro Software Inc * †	88,635
11,597	Synaptics Inc * †	437,555
		$1,461,936

COMPUTER SOFTWARE & SERVICES --- 6.69%
29,182	Allscripts Healthcare Solutions Inc * †	362,149
8,112	Ansoft Corp * †	295,277
40,111	ANSYS Inc † ‡	1,890,030
6,767	Bankrate Inc * †	264,387
22,868	Blackbaud Inc *	489,375
15,404	CACI International Inc Class A †	705,041
13,531	Captaris Inc †	54,801
4,596	Catapult Communications Corp †	32,724
27,329	CIBER Inc †	169,713
22,039	Concur Technologies Inc * †	732,356
15,260	DealerTrack Holdings Inc * †	215,319
30,331	Epicor Software Corp * †	209,587
15,909	EPIQ Systems Inc * †	225,908
21,554	FactSet Research Systems Inc ‡	1,214,783
45,267	Informatica Corp †	680,816
17,588	InfoSpace Inc *	146,508
22,710	j2 Global Communications Inc †	522,330
13,771	JDA Software Group Inc †	249,255
12,607	Manhattan Associates Inc * †	299,164
10,169	ManTech International Corp †	489,332
9,543	MAXIMUS Inc *	332,287
41,657	MICROS Systems Inc †	1,270,122
16,828	Omnicell Inc * †	221,793
21,879	Phase Forward Inc * †	393,166
14,070	Phoenix Technologies Ltd †	154,770
21,243	Progress Software Corp †	543,183
8,971	Quality Systems Inc *	262,671
13,891	Radiant Systems Inc * †	149,050
6,785	SI International Inc †	142,078
13,488	Sonic Solutions †	80,388
9,134	SPSS Inc †	332,204
16,800	Sykes Enterprises Inc †	316,848
39,500	Take-Two Interactive Software Inc * †	1,010,015
34,093	THQ Inc * †	690,724
17,491	Tyler Technologies Inc * †	237,353
35,208	United Online Inc *	353,136
23,077	Websense Inc †	388,617
		$16,127,260

CONGLOMERATES --- 0.12%
6,391	Standex International Corp	132,550
10,869	Tredegar Corp	159,774
		$292,324

CONTAINERS --- 0.05%
14,403	Myers Industries Inc	117,384
		$117,384

COSMETICS & PERSONAL CARE --- 0.33%
9,808	Chattem Inc * †	638,010
7,981	Mannatech Inc *	43,417
4,357	USANA Health Sciences Inc * †	117,073
		$798,500

DISTRIBUTORS --- 1.71%
9,258	Andersons Inc *	376,893
18,387	Applied Industrial Technologies Inc	444,414
9,348	Audiovox Corp Class A †	91,797
15,020	Building Materials Holding Corp *	26,585
12,963	Kaman Corp Class A	295,038
2,134	Lawson Products Inc	52,881
58,816	LKQ Corp †	1,062,805
6,514	Nash Finch Co *	223,235
11,191	Spartan Stores Inc *	257,393
21,924	United Natural Foods Inc * †	427,080
12,719	Watsco Inc *	531,654
14,700	World Fuel Services Corp	322,518
		$4,112,293

ELECTRIC COMPANIES --- 1.25%
13,255	ALLETE Inc *	556,710
5,279	Central Vermont Public Service Corp *	102,254
6,940	CH Energy Group Inc *	246,856
30,791	Cleco Corp	718,354
22,898	El Paso Electric Co †	453,380
12,894	UIL Holdings Corp *	379,213
17,610	UniSource Energy Corp *	546,086
		$3,002,853

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 6.48%
20,767	Acuity Brands Inc *	998,477
11,638	Agilysys Inc *	131,975
15,511	Anixter International Inc * †	922,749
11,071	AO Smith Corp	363,461
23,590	Baldor Electric Co *	825,178
22,377	Belden Inc	758,133
34,497	Benchmark Electronics Inc †	563,681
26,290	Brightpoint Inc * †	191,917
13,121	C&D Technologies Inc * †	111,004
20,281	Checkpoint Systems Inc * †	423,467
21,429	Cognex Corp	493,938
17,201	CTS Corp	172,870
17,259	Daktronics Inc *	348,114
13,849	Electro Scientific Industries Inc †	196,240
8,525	Faro Technologies Inc * †	214,574
12,104	Gerber Scientific Inc * †	137,744
12,470	II-VI Inc †	435,452
23,967	Insight Enterprises Inc †	281,133
17,523	Itron Inc * † ‡	1,723,387
7,017	Keithley Instruments Inc	66,662
11,086	Littelfuse Inc †	349,763
9,030	Lojack Corp * †	71,879
15,535	MagneTek Inc †	65,713
11,632	Mercury Computer Systems Inc * †	87,589
19,432	Methode Electronics Inc Class A *	203,064
8,976	MTS Systems Corp *	322,059
18,408	Newport Corp †	209,667
10,403	Park Electrochemical Corp	252,897
9,073	Photon Dynamics Inc †	136,821
9,511	Planar Systems Inc †	24,729
21,690	Plexus Corp †	600,379
11,466	RadiSys Corp * †	103,882
16,453	Regal-Beloit Corp	695,139
9,168	Rogers Corp †	344,625
13,439	ScanSource Inc * †	359,628
8,633	SYNNEX Corp * †	216,602
20,928	Technitrol Inc	355,567
21,785	TTM Technologies Inc * †	287,780
7,230	Universal Electronics Inc * †	151,107
16,296	Veeco Instruments Inc * †	262,040
9,793	Vicor Corp	97,734
29,860	Woodward Governor Co	1,064,808
		$15,623,628

ELECTRONICS - SEMICONDUCTOR --- 3.68%
12,928	Actel Corp †	217,837
16,865	Advanced Energy Industries Inc * †	231,050
15,961	ATMI Inc †	445,631
52,164	Axcelis Technologies Inc †	254,560
32,468	Brooks Automation Inc †	268,510
11,997	Cabot Microelectronics Corp * †	397,701
11,794	Cohu Inc *	173,136
15,520	Cymer Inc * †	417,178
16,194	Diodes Inc * †	447,602
14,480	DSP Group Inc †	101,360
23,805	Exar Corp * †	179,490
18,654	FEI Co * †	424,938
35,271	Kopin Corp †	101,228
27,371	Kulicke & Soffa Industries Inc * †	199,535
26,195	Micrel Inc *	239,684
40,212	Microsemi Corp †	1,012,538
22,423	MKS Instruments Inc †	491,064
12,949	Pericom Semiconductor Corp * †	192,163
21,470	Photronics Inc †	151,149
15,625	Rudolph Technologies Inc * †	120,313
83,366	Skywork Solutions Inc * †	822,822
11,619	Standard Microsystems Corp †	315,456
6,580	Supertex Inc * †	153,577
11,948	Ultratech Inc †	185,433
37,925	Varian Semiconductor Equipment Associates Inc † ‡	1,320,548
		$8,864,503

ENGINEERING & CONSTRUCTION --- 0.50%
34,705	EMCOR Group Inc †	990,133
14,195	Insituform Technologies Inc Class A * †	216,190
		$1,206,323

FINANCIAL SERVICES --- 0.86%
9,058	Anchor Bancorp Wisconsin Inc *	63,497
24,668	Bank Mutual Corp *	247,667
21,288	BankAtlantic Bancorp Inc Class B	37,467
16,036	BankUnited Financial Corp *	15,395
29,782	Brookline Bancorp Inc	284,418
12,851	Dime Community Bancshares	212,170
9,963	Downey Financial Corp *	27,597
13,044	Financial Federal Corp *	286,446
7,226	FirstFed Financial Corp * †	58,097
18,824	Flagstar Bancorp Inc *	56,660
18,048	Guaranty Financial Group Inc * †	96,918
20,200	National Financial Partners Corp *	400,364
7,771	Portfolio Recovery Associates Inc * †	291,412
		$2,078,108

FOOD & BEVERAGES --- 1.98%
5,097	Boston Beer Co Inc †	207,346
41,670	Darling International Inc †	688,388
40,057	Flowers Foods Inc *	1,135,215
8,840	Green Mountain Coffee Roasters Inc * †	332,119
20,721	Hain Celestial Group Inc †	486,529
7,159	J&J Snack Foods Corp *	196,228
16,046	Lance Inc *	301,184
6,427	Peets Coffee & Tea Inc * †	127,383
13,170	Ralcorp Holdings Inc * †	651,125
7,878	Sanderson Farms Inc *	271,949
15,962	TreeHouse Foods Inc †	387,238
		$4,784,704

GOLD, METALS & MINING --- 1.94%
8,565	AM Castle & Co *	245,045
11,421	AMCOL International Corp *	325,042
10,429	Brush Engineered Materials Inc †	254,676
14,941	Century Aluminum Co * †	993,427
4,610	Olympic Steel Inc	349,991
13,685	Patriot Coal Corp * † ‡	2,097,774
11,762	RTI International Metals Inc * †	418,962
		$4,684,917

HEALTH CARE RELATED --- 4.60%
5,490	Air Methods Corp * †	137,250
13,556	Amedisys Inc †	683,494
27,378	AMERIGROUP Corp †	569,462
16,097	AmSurg Corp †	391,962
22,190	Centene Corp * †	372,570
12,140	Chemed Corp	444,445
15,679	Cross Country Healthcare Inc * †	225,934
14,567	Gentiva Health Services Inc * †	277,501
19,152	HealthExtras Inc †	577,241
25,600	Healthspring Inc †	432,128
17,977	Healthways Inc * †	532,119
11,369	HMS Holdings Corp * †	244,093
16,898	inVentiv Health Inc †	469,595
9,466	LCA-Vision Inc *	45,153
7,401	LHC Group Inc * †	172,073
20,710	Magellan Health Services Inc †	766,891
6,378	MedCath Corp †	114,677
7,281	Molina Healthcare Inc * †	177,220
16,748	Odyssey Healthcare Inc * †	163,126
21,032	Owens & Minor Inc *	960,952
9,325	Palomar Medical Technologies Inc * †	93,064
24,128	Pediatrix Medical Group Inc * †	1,187,822
15,557	PharMerica Corp * †	351,433
31,668	PSS World Medical Inc * †	516,188
9,228	RehabCare Group Inc †	147,925
13,004	Res-Care Inc †	231,211
22,984	Sunrise Senior Living Inc * †	516,680
18,133	Symmetry Medical Inc * †	294,117
		$11,096,326

HOMEBUILDING --- 0.32%
39,723	Champion Enterprises Inc * †	232,380
6,302	M/I Homes Inc *	99,130
15,688	Meritage Homes Corp * †	237,987
3,477	Skyline Corp *	81,710
33,282	Standard Pacific Corp *	112,493
		$763,700

HOTELS/MOTELS --- 0.10%
10,772	Marcus Corp *	161,042
6,704	Monarch Casino & Resort Inc * †	79,107
		$240,149

HOUSEHOLD GOODS --- 0.57%
6,038	Bassett Furniture Industries Inc	71,248
36,716	Central Garden & Pet Co * †	150,536
14,674	Ethan Allen Interiors Inc *	360,980
26,295	La-Z-Boy Inc *	201,157
7,462	Libbey Inc *	55,517
2,419	National Presto Industries Inc	155,252
8,601	Russ Berrie & Co Inc †	68,550
20,776	Spectrum Brands Inc * †	52,979
8,397	WD-40 Co *	245,612
		$1,361,831

INSURANCE RELATED --- 2.86%
21,548	Delphi Financial Group Inc Class A	498,621
18,619	Hilb Rogal & Hobbs Co	809,182
8,289	Infinity Property & Casualty Corp	344,159
7,914	LandAmerica Financial Group Inc *	175,612
6,795	Navigators Group Inc †	367,270
29,590	Philadelphia Consolidated Holding Corp †	1,005,172
11,029	Presidential Life Corp *	170,067
16,402	ProAssurance Corp * †	789,100
9,186	RLI Corp *	454,431
8,322	Safety Insurance Group Inc	296,679
4,016	SCPIE Holdings Inc †	112,408
27,266	Selective Insurance Group Inc	511,510
9,265	Stewart Information Services Corp	179,185
10,382	Tower Group Inc *	219,995
11,097	United Fire & Casualty Co *	298,842
19,022	Zenith National Insurance Corp	668,814
		$6,901,047

INVESTMENT BANK/BROKERAGE FIRM --- 0.83%
22,361	Investment Technology Group Inc †	748,199
27,894	LaBranche & Co Inc * †	197,489
21,535	optionsXpress Holdings Inc	481,092
7,816	Piper Jaffray Cos Inc * †	229,243
11,301	SWS Group Inc	187,710
14,506	TradeStation Group Inc * †	147,236
		$1,990,969

LEISURE & ENTERTAINMENT --- 1.57%
6,141	Arctic Cat Inc *	48,207
44,780	Brunswick Corp *	474,668
14,010	JAKKS Pacific Inc * †	306,118
38,747	Live Nation * †	409,943
11,825	Multimedia Games Inc * †	52,267
16,134	Nautilus Group Inc *	81,961
30,665	Pinnacle Entertainment Inc * †	321,676
16,856	Polaris Industries Inc *	680,645
24,447	Pool Corp *	434,179
8,894	RC2 Corp †	165,073
18,027	Shuffle Master Inc * †	89,053
10,624	Sturm Ruger & Co Inc * †	75,005
21,328	WMS Industries Inc †	634,935
		$3,773,730

MACHINERY --- 4.07%
13,509	Albany International Corp Class A *	391,761
9,836	Astec Industries Inc * †	316,129
23,301	Barnes Group Inc	538,020
25,347	Briggs & Stratton Corp *	321,400
4,378	Cascade Corp *	185,277
25,827	CLARCOR Inc *	906,528
10,337	EnPro Industries Inc †	385,984
26,853	Gardner Denver Inc † ‡	1,525,251
11,089	Intevac Inc * †	125,084
14,157	Kaydon Corp *	727,811
6,094	Lindsay Corp *	517,807
8,480	Lydall Inc †	106,424
18,975	Mueller Industries Inc	610,995
17,646	Robbins & Myers Inc	880,006
10,553	Stratasys Inc * †	194,808
19,186	Toro Co *	638,318
8,931	Valmont Industries Inc	931,414
15,704	Wabash National Corp *	118,722
15,177	Watts Water Technologies Inc *	377,907
		$9,799,646

MEDICAL PRODUCTS --- 4.68%
11,088	Abaxis Inc * †	267,553
37,206	American Medical Systems Holdings Inc * †	556,230
6,856	Analogic Corp *	432,408
13,622	ArthroCare Corp * †	555,914
12,341	BioLase Technology Inc * †	42,206
14,650	CONMED Corp †	388,957
23,019	Cooper Cos Inc *	855,156
12,809	Cryolife Inc * †	146,535
11,481	Cyberonics Inc †	249,138
6,728	Datascope Corp	316,216
11,695	Greatbatch Inc * †	202,323
13,161	Haemonetics Corp †	729,909
6,302	ICU Medical Inc * †	144,190
30,843	IDEXX Laboratories Inc † ‡	1,503,288
35,826	Immucor Inc †	927,177
9,782	Integra LifeSciences Holdings * †	435,103
16,399	Invacare Corp *	335,196
5,947	Kensey Nash Corp †	190,601
17,272	Mentor Corp *	480,507
20,537	Meridian Bioscience Inc *	552,856
14,114	Merit Medical Systems Inc †	207,476
9,085	Osteotech Inc †	51,694
7,853	SurModics Inc * †	352,129
17,083	Theragenics Corp †	62,011
4,082	Vital Signs Inc	231,776
16,542	West Pharmaceutical Services Inc *	715,938
10,690	Zoll Medical Corp †	359,932
		$11,292,419

OFFICE EQUIPMENT & SUPPLIES --- 0.73%
27,788	Brady Corp Class A	959,520
28,675	Interface Inc *	359,298
11,972	United Stationers Inc * †	442,365
		$1,761,183

OIL & GAS --- 10.18%
14,249	Atwood Oceanics Inc * † ‡	1,771,721
11,607	BASiC Energy Services Inc * †	365,620
14,349	Bristow Group Inc * †	710,132
10,439	Carbo Ceramics Inc *	609,116
13,989	Dril-Quip Inc †	881,307
5,607	Gulf Island Fabrication Inc	274,351
46,888	Helix Energy Solutions Group Inc † ‡	1,952,416
11,847	Hornbeck Offshore Services Inc * †	669,474
42,334	ION Geophysical Corp * †	738,728
7,566	Lufkin Industries Inc *	630,096
13,292	Matrix Service Co * †	306,514
10,226	NATCO Group Inc * †	557,624
28,198	Oceaneering International Inc * † ‡	2,172,656
21,317	Penn Virginia Corp * ‡	1,607,728
7,594	Petroleum Development Corp †	504,925
22,334	PetroQuest Energy Inc * †	600,785
25,444	Pioneer Drilling Co †	478,602
11,234	SEACOR SMIT Inc * †	1,005,555
31,465	St Mary Land & Exploration Co ‡	2,033,898
14,560	Stone Energy Corp †	959,650
8,079	Superior Well Services Inc * †	256,185
15,622	Swift Energy Co * †	1,031,989
38,151	TETRA Technologies Inc †	904,560
24,123	Unit Corp † ‡	2,001,485
15,830	W-H Energy Services Inc † ‡	1,515,564
		$24,540,681

PAPER & FOREST PRODUCTS --- 0.60%
20,046	Buckeye Technologies Inc †	169,589
10,514	Chesapeake Corp * †	24,708
5,417	Deltic Timber Corp *	289,864
7,457	Neenah Paper Inc *	124,606
17,152	Rock-Tenn Co Class A	514,389
8,012	Schweitzer-Mauduit International Inc *	135,002
25,194	Wausau Paper Corp *	194,246
		$1,452,404

PERSONAL LOANS --- 0.41%
14,896	Cash America International Inc *	461,776
13,302	First Cash Financial Services Inc * †	199,397
13,781	Rewards Network Inc †	56,640
8,366	World Acceptance Corp * †	281,683
		$999,496

PHARMACEUTICALS --- 0.86%
22,644	Alpharma Inc Class A * †	510,169
28,835	Cubist Pharmaceuticals Inc †	514,993
12,696	Noven Pharmaceuticals Inc †	135,720
24,412	Salix Pharmaceuticals Ltd * †	171,617
17,922	Sciele Pharma Inc *	346,791
35,772	ViroPharma Inc * †	395,638
		$2,074,928

POLLUTION CONTROL --- 0.94%
22,729	ABM Industries Inc	505,720
30,100	Tetra Tech Inc * †	680,862
33,963	Waste Connections Inc †	1,084,439
		$2,271,021

PRINTING & PUBLISHING --- 0.24%
9,336	AH Belo Corp *	53,215
13,756	Bowne & Co Inc	175,389
5,668	Consolidated Graphics Inc †	279,262
6,466	Standard Register Co *	60,975
		$568,841

REAL ESTATE --- 5.79%
16,502	Acadia Realty Trust REIT *	382,021
36,683	BioMed Realty Trust Inc REIT	899,834
24,256	Colonial Properties Trust REIT *	485,605
48,464	DiamondRock Hospitality Co REIT	527,773
12,731	EastGroup Properties Inc REIT *	546,160
15,668	Entertainment Properties REIT *	774,626
13,057	Essex Property Trust REIT * ‡	1,390,571
40,635	Extra Space Storage Inc REIT *	624,154
18,216	Forestar Real Estate Group Inc * †	347,015
16,186	Home Properties Inc REIT *	777,899
30,007	Inland Real Estate Corp REIT *	432,701
16,738	Kilroy Realty Corp REIT *	787,188
14,902	Kite Realty Group Trust REIT *	186,275
30,854	Lexington Corporate Properties Trust REIT *	420,540
10,379	LTC Properties Inc REIT	265,287
33,941	Medical Properties Trust Inc REIT *	343,483
13,426	Mid-America Apartment Communities Inc REIT	685,263
37,561	National Retail Properties Inc REIT *	785,025
7,811	Parkway Properties Inc REIT *	263,465
20,117	Pennsylvania Real Estate Investment Trust REIT *	465,507
7,833	PS Business Parks Inc REIT	404,183
57,278	Senior Housing Properties Trust REIT	1,118,639
11,173	Sovran Self Storage Inc REIT *	464,350
16,129	Tanger Factory Outlet Centers Inc REIT *	579,515
		$13,957,079

RESTAURANTS --- 2.04%
7,917	Buffalo Wild Wings Inc * †	196,579
12,955	California Pizza Kitchen Inc * †	144,967
12,569	CEC Entertainment Inc * †	352,058
26,833	CKE Restaurants Inc	334,608
7,836	DineEquity Inc *	292,753
30,056	Jack In The Box Inc †	673,555
6,355	Landry's Restaurants Inc *	114,199
11,212	O'Charley's Inc *	112,793
15,512	Panera Bread Co Class A * †	717,585
10,536	Papa John's International Inc †	280,152
12,362	PF Changs China Bistro Inc * †	276,167
8,609	Red Robin Gourmet Burgers Inc * †	238,814
26,450	Ruby Tuesday Inc *	142,830
10,179	Ruth's Hospitality Group Inc * †	52,727
30,641	Sonic Corp * †	453,487
14,675	Steak N Shake Co * †	92,893
27,385	Texas Roadhouse Inc * †	245,643
32,265	Triarc Cos Inc *	204,237
		$4,926,047

RETAIL --- 4.32%
27,239	Aaron Rents Inc	608,247
11,159	Big 5 Sporting Goods Corp *	84,474
7,679	Blue Nile Inc * †	326,511
20,258	Cabela’s Inc * †	223,040
25,939	Casey's General Stores Inc	601,007
15,109	Cato Corp Class A	215,152
10,660	Charlotte Russe Holding Inc †	189,322
12,090	Children's Place * †	436,449
18,031	Christopher & Banks Corp *	122,611
23,137	Dress Barn Inc * †	309,573
24,965	Finish Line Inc	217,192
20,412	Fred’s Inc *	229,431
9,807	Genesco Inc * †	302,742
11,901	Great Atlantic & Pacific Tea Co Inc * †	271,581
11,862	Group 1 Automotive Inc *	235,698
14,788	Gymboree Corp †	592,555
10,845	Haverty Furniture Inc *	108,884
14,554	Hibbett Sports Inc * †	307,089
22,352	Hot Topic Inc †	120,924
12,931	Jo-Ann Stores Inc * †	297,801
9,297	Jos A Bank Clothiers Inc * †	248,695
15,379	Longs Drug Stores Corp	647,610
9,387	MarineMax Inc * †	67,305
26,292	Men's Wearhouse Inc	428,297
15,620	NutriSystem Inc *	220,867
38,820	OfficeMax Inc	539,598
21,262	Pep Boys - Manny Moe & Jack *	185,405
12,130	PetMed Express Inc * †	148,592
8,817	School Specialty Inc * †	262,129
22,959	Select Comfort Corp * †	37,653
14,881	Sonic Automotive Inc *	191,816
19,606	Stage Stores Inc	228,802
8,117	Stamps.com Inc * †	101,300
13,350	Stein Mart Inc *	60,208
16,620	Tractor Supply Co * †	482,645
15,393	Tuesday Morning Corp *	63,265
12,659	Tween Brands Inc * †	208,367
18,071	Zale Corp * †	341,361
9,291	Zumiez Inc * †	154,045
		$10,418,243

SHOES --- 1.30%
21,644	Brown Shoe Co Inc	293,276
42,559	Crocs Inc * †	340,898
6,676	Deckers Outdoor Corp †	929,299
29,479	Iconix Brand Group Inc * †	356,106
13,659	K-Swiss Inc *	200,787
16,697	Skechers USA Inc †	329,933
25,445	Wolverine World Wide Inc	678,618
		$3,128,917

SPECIALIZED SERVICES --- 3.34%
11,748	Administaff Inc *	327,652
15,396	AMN Healthcare Services Inc †	260,500
4,881	Angelica Corp *	103,819
13,948	Arbitron Inc *	662,530
6,958	CDI Corp	177,012
14,286	Coinstar Inc * †	467,295
2,743	CPI Corp *	51,376
17,860	CSG Systems International Inc †	196,817
35,276	CyberSource Corp †	590,168
10,112	G&K Services Inc Class A	308,012
11,920	Gevity HR Inc *	64,130
21,997	Healthcare Services Group Inc *	334,574
8,796	Heidrick & Struggles International Inc *	243,121
31,930	Hillenbrand Inc	683,302
14,349	Knot Inc * †	140,333
17,704	Mobile Mini Inc * †	354,080
18,108	On Assignment Inc * †	145,226
16,347	Perficient Inc * †	157,912
4,228	Pre-Paid Legal Services Inc * †	171,741
28,054	Spherion Corp †	129,609
5,803	StarTek Inc †	54,548
22,661	TrueBlue Inc * †	299,352
10,638	Universal Technical Institute Inc * †	132,550
10,591	Viad Corp *	273,142
6,863	Volt Information Sciences Inc †	81,738
21,822	Watson Wyatt & Co Holdings	1,154,166
19,847	Wright Express Corp †	492,206
		$8,056,911

TELEPHONE & TELECOMMUNICATIONS --- 0.20%
45,530	Fairpoint Communications Inc *	328,271
23,110	General Communication Inc Class A * †	158,766
1,060	Metrocall Inc (rights) †	0
		$487,037

TEXTILES --- 1.00%
23,729	Fossil Inc †	689,802
9,641	Maidenform Brands Inc * †	130,153
9,348	Movado Group Inc	185,090
7,294	Oxford Industries Inc *	139,680
5,949	Perry Ellis International Inc †	126,238
64,446	Quiksilver Inc * †	632,860
7,307	Unifirst Corp *	326,331
7,470	Volcom Inc * †	178,757
		$2,408,911

TOBACCO --- 0.10%
45,510	Alliance One International Inc †	232,556
		$232,556

TRANSPORTATION --- 2.22%
12,897	Arkansas Best Corp *	472,546
29,017	Heartland Express Inc *	432,643
19,250	Hub Group Inc †	657,002
27,586	Kirby Corp † ‡	1,324,128
29,315	Knight Transportation Inc *	536,465
26,981	Landstar System Inc ‡	1,489,891
14,489	Old Dominion Freight Line Inc †	434,960
		$5,347,635

UTILITIES --- 3.78%
46,129	Atmos Energy Corp ‡	1,271,777
27,127	Avista Corp	582,145
11,164	Laclede Group Inc *	450,691
21,446	New Jersey Resources Corp *	700,212
13,515	Northwest Natural Gas Co	625,204
37,528	Piedmont Natural Gas Co Inc *	981,733
15,209	South Jersey Industries Inc *	568,208
63,419	Southern Union Co ‡	1,713,581
22,137	Southwest Gas Corp	658,133
54,731	UGI Corp ‡	1,571,327
		$9,123,011

WATER --- 0.13%
8,817	American States Water Co *	308,066
		$308,066

TOTAL COMMON STOCK --- 97.61%		$235,295,316
(Cost $247,110,194)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,194,000	Fannie Mae	5,194,000
	2.050% July 1, 2008
575,000	United States of America	572,752
	1.540% October 2, 2008

TOTAL SHORT-TERM INVESTMENTS --- 2.39%		$5,766,752
(Cost $5,766,752)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%		$241,062,068
(Cost $252,876,946)

Legend

*

A portion or all of the security is on loan at June 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Citigroup Global Markets Inc, 2.750%, to be repurchased on July 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $77,845,946.

†	Non-income Producing Security
‡	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Index 600 Portfolio
June 30, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	3,788,918	1.57%
Consumer Products & Services	45,298,816	18.78%
Financial Services	36,754,738	15.25%
Health Care Related	28,175,896	11.69%
Industrial Products & Services	22,870,033	9.49%
Natural Resources	30,678,002	12.73%
Short Term Investments	5,766,752	2.39%
Technology	47,847,758	19.85%
Transportation	7,447,225	3.09%
Utilities	12,433,930	5.16%
	$ 241,062,068	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.
The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

	Quoted Prices in		Significant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total
Assets
Common Stock	$235,295,316	$		$		$235,295,316
Short-Term Investments	5,194,000		572,752			5,766,752
Total	$240,489,316		$572,752		$-	$241,062,068

Financial Futures Contracts
The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends
Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).
Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes
For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.     PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $29,917,209 and $34,335,931, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.     UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $254,126,414. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $41,314,475 and gross depreciation of securities in which there was an excess of tax cost over value of $54,378,821 resulting in net depreciation of $13,064,346.

5.     FUTURES CONTRACTS

As of June 30, 2008, the Portfolio had 16 open Russell 2000 long futures contracts. The contracts expire in September 2008 and the Portfolio has recorded unrealized depreciation of $230,100.

6.     SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2008, the Portfolio had securities on loan valued at $77,845,812 and received collateral of $78,157,135 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)     (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008